Other Expenses and Adjustments (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Other Expenses And Adjustments [Line Items]
Non-cash share-based compensation	$ 2,558,974		$ 1,470,153		$ 1,415,833
Depreciation - right-of-use assets	357,230		362,592		0
Transaction cost, warrant derivative	1,741,640		854,256		2,366,809
Onerous lease contract	0		0		67,588
Amortization - lease incentive liability	0		0		8,189
Included in research and development expenses:
Other Expenses And Adjustments [Line Items]
Non-cash share-based compensation	1,043,373		561,420		680,541
Included in operating expenses
Other Expenses And Adjustments [Line Items]
Non-cash share-based compensation	1,515,601		908,733		735,292
Depreciation - property and equipment	88,957		122,982		95,375
Depreciation - right-of-use assets		$ 357,230		$ 362,592		$ 0
Onerous lease contract	0		0		67,588
Amortization - lease incentive liability	0		0		8,189
Included in operating expenses | Warrants
Other Expenses And Adjustments [Line Items]
Transaction cost, warrant derivative	$ 0		$ 233,143		$ 0